Related Party Transactions (Parenthetical) (Detail)	Dec. 31, 2023	Jan. 31, 2023
Service Provided | Related Party D [Member]
Related Party Transaction [Line Items]
Long term loans, interest rate		3.465%
Minimum | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%
Maximum | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.50%